UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31

Date of reporting period: November 30, 2006

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

NOVEMBER 30, 2006

Smith Barney Institutional Cash Management Fund Inc.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Smith Barney Institutional Cash Management Fund Inc.

Semi-Annual Report  •  November 30, 2006

What’s

Inside

Fund Objectives

Cash Portfolio and Government Portfolio each seeks maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. Municipal Portfolio seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity.

“Smith Barney” is a service mark of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy took a step backwards and weakened considerably during the six-month reporting period. After gross domestic product (“GDP”)i increased a modest 1.7% in the last three months of 2005, the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its highest reading since the third quarter of 2003. In the second quarter of 2006, GDP growth was 2.6% according to the U.S. Commerce Department, and the final estimate for third quarter GDP growth was 2.0%.

After increasing the federal funds rateii to 5.25% in June—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii paused from raising rates at its next four meetings. In its statement accompanying the December meeting, the Fed stated, “Economic growth has slowed over the course of the year, partly reflecting a substantial cooling of the housing market. Although recent indicators have been mixed, the economy seems likely to expand at a moderate pace on balance over coming quarters.” The Fed’s next meeting is at the end of January, and we believe any further rate movements will likely be data dependent.

After a prolonged period of rising interest rates, both short-and long-term yields declined over the reporting period. After peaking in late June—when two- and 10-year Treasuries hit 5.29% and 5.25%, respectively—rates fell sharply as the Fed paused from its tightening cycle. In addition, inflationary pressures eased as oil prices fell after reaching a record high in mid-July. Overall, during the six months ended November 30, 2006, two-year Treasury yields fell from 5.04% to 4.62%. Over the same period, 10-year Treasury yields declined from 5.12% to 4.46%.

The yields available from money market instruments fluctuated given the changes in short-term interest rates

Smith Barney Institutional Cash Management Fund Inc.         I

over the six-month reporting period. Overall, during this period there remained solid demand for shorter dated money market securities.

Performance Review

As of November 30, 2006, the seven-day current and effective yields for Class A shares of Cash Portfolio were 5.12% and 5.26%, respectively, the seven-day current and effective yields for Class A shares of Government Portfolio were 5.06% and 5.19%, respectively, and the seven-day current and effective yields for Class A shares of Municipal Portfolio were 3.38% and 3.44%, respectively.1

Current fee waivers are voluntary and may be reduced or terminated at any time. Absent reimbursements or waivers, the seven-day current and effective yields for Class A shares of Cash Portfolio would have been 5.12% and 5.25%, respectively, the seven-day current and effective yields for Class A shares of Government Portfolio would have been 5.00% and 5.13%, respectively, and the seven-day current and effective yields for Class A shares of Municipal Portfolio would have been 3.36% and 3.42%, respectively.

Smith Barney Institutional Cash Management Fund Inc. (Class A shares) Yields as of November 30, 2006 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Cash Portfolio	5.12%	5.26%

Government Portfolio	5.06%	5.19%

Municipal Portfolio	3.38%	3.44%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.
Current fee waivers are voluntary and may be reduced or terminated at any time. Absent reimbursements or waivers, the seven-day current and effective yields for Class A shares of Cash Portfolio would have been 5.12% and 5.25%, respectively, the seven-day current and effective yields for Class A shares of Government Portfolio would have been 5.00% and 5.13%, respectively, and the seven-day current and effective yields for Class A shares of Municipal Portfolio would have been 3.36% and 3.42%, respectively.

1 The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II         Smith Barney Institutional Cash Management Fund Inc.

Please note that past performance is no guarantee of future results and yields will vary.

An investment in the Portfolios is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

Special Shareholder Notices

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became each Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) became each Portfolio’s subadviser. The portfolio managers who are responsible for the day-to-day management of the Portfolios remained the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Information About Your Portfolios

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolios’ manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolios’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolios are not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolios is contained in the Notes to Financial Statements included in this report.

Smith Barney Institutional Cash Management Fund Inc.         III

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

December 22, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although each Portfolio seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in each Portfolio. Certain investors may be subject to the Federal Alternative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please see each Portfolio’s prospectus for more information on these and other risks.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

IV         Smith Barney Institutional Cash Management Fund Inc.

Fund at a Glance (unaudited)

Cash Portfolio

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         1

Fund at a Glance (unaudited)

Government Portfolio

2         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Fund at a Glance (unaudited)

Municipal Portfolio

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         3

Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2006 and held for the six months ended November 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Cash Portfolio	2.54%	$1,000.00	$1,025.40	0.23%	$1.17

Government Portfolio	2.53	1,000.00	1,025.30	0.23	1.17

Municipal Portfolio	1.70	1,000.00	1,017.00	0.23	1.16

(1)	For the six months ended November 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

4         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Cash Portfolio	5.00%	$1,000.00	$1,023.92	0.23%	$1.17

Government Portfolio	5.00	1,000.00	1,023.92	0.23	1.17

Municipal Portfolio	5.00	1,000.00	1,023.92	0.23	1.17

(1)	For the six months ended November 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         5

Schedules of Investments (November 30, 2006) (unaudited)

CASH PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.1%
Certificates of Deposit — 1.7%
	Wells Fargo Bank NA:
$24,350,000	4.790% due 1/17/07	$24,352,409
25,000,000	4.790% due 1/18/07	24,975,402
31,000,000	4.865% due 1/31/07	30,994,509

	Total Certificates of Deposit	80,322,320

Certificates of Deposit (Euro) — 0.5%
25,000,000	Societe Generale London, 4.800% due 12/6/06	25,000,088

Certificates of Deposit (Yankee) — 30.5%
50,000,000	Abbey National Treasury Services PLC, 5.320% due 7/12/07	49,996,843
	Australia & New Zealand Banking:
25,000,000	4.780% due 12/11/06	25,000,094
25,840,000	5.440% due 12/15/06	25,839,381
25,000,000	4.800% due 1/29/07	25,000,000
	Banco Bilbao:
39,000,000	4.720% due 1/3/07	38,970,505
9,400,000	5.320% due 1/17/07	9,399,971
36,000,000	4.980% due 2/7/07	35,994,411
40,000,000	Bank Montreal Chicago, IL Branch, 5.480% due 12/21/06	40,001,367
	Bank of America NA, Charlotte, NC:
49,450,000	5.330% due 12/22/06	49,450,000
25,000,000	5.550% due 12/22/06	25,000,000
40,000,000	5.330% due 2/15/07	40,000,000
19,500,000	Bank of Nova Scotia NY, 4.860% due 1/30/07	19,499,670
	Bank of Tokyo:
4,400,000	5.370% due 3/19/07	4,399,690
29,750,000	5.370% due 3/20/07	29,750,000
	Barclays Bank PLC NY:
50,000,000	5.300% due 12/27/06	50,000,000
21,350,000	4.740% due 1/19/07	21,349,393
	BNP Paribas NY Branch:
25,000,000	5.075% due 12/13/06	24,996,641
74,500,000	5.325% due 3/13/07	74,500,874
44,000,000	Calyon NY, 5.075% due 12/13/06	43,994,174
	Credit Suisse New York:
50,000,000	5.550% due 12/22/06	50,000,000
50,000,000	5.356% due 8/13/07 (a)	50,000,000
	Depfa Bank PLC:
25,000,000	5.350% due 4/30/07	25,000,882
50,000,000	5.340% due 12/15/06	50,000,618
	Deutsche Bank NY:
14,700,000	5.030% due 2/14/07	14,685,139
25,000,000	5.250% due 8/2/07	25,000,000

See Notes to Financial Statements.

6         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Certificates of Deposit (Yankee) — 30.5% (continued)
$7,100,000	Fortis Bank NY, 4.730% due 1/3/07	$7,094,692
	HBOS Treasury Services NY:
1,550,000	4.810% due 12/7/06	1,549,935
50,000,000	4.800% due 12/15/06	49,989,889
9,000,000	4.770% due 1/3/07	8,997,613
35,000,000	5.340% due 4/19/07	35,000,000
30,000,000	Rabobank Nederland NV NY, 5.125% due 3/13/07	29,994,594
66,000,000	Royal Bank of Canada NY, 4.700% due 1/3/07	65,948,708
	Royal Bank of Scotland NY:
17,000,000	4.790% due 1/3/07	16,995,788
24,850,000	4.810% due 1/29/07	24,847,207
10,850,000	Societe Generale NY, 4.710% due 1/3/07	10,846,573
	Svenska Handelsbanken NY:
5,000,000	5.330% due 12/15/06	4,999,992
25,000,000	4.740% due 12/29/06	24,999,278
	Toronto Dominion Bank NY:
25,000,000	5.025% due 12/7/06	25,000,000
30,000,000	5.340% due 5/7/07	30,000,000
	UBS AG Stamford CT:
24,550,000	5.300% due 1/5/07	24,550,000
30,000,000	5.020% due 2/13/07	29,973,209
	Unicredito Italiano SpA NY:
50,000,000	5.500% due 12/19/06	50,001,280
50,000,000	5.335% due 12/26/06	50,000,830
50,000,000	5.330% due 1/10/07	50,000,548
46,000,000	5.365% due 3/7/07	45,998,422

	Total Certificates of Deposit (Yankee)	1,434,618,211

Commercial Paper — 48.9%
	Albis Capital Corp.:
50,000,000	5.378% due 12/20/06 (b)	49,859,875
41,000,000	5.363% due 12/21/06 (b)	40,879,278
45,000,000	5.400- 5.402% due 1/11/07 (b)(c)	44,726,837
45,000,000	5.392% due 2/20/07 (b)	44,461,350
34,286,000	Amstel Funding Corp., 5.550% due 1/22/07 (b)(c)	34,018,569
	Anglesea Funding:
50,000,000	5.328% due 1/5/07 (b)	49,744,792
12,000,000	5.346% due 1/16/07 (b)	11,919,193
30,000,000	5.379% due 1/19/07 (b)	29,784,400
20,000,000	5.318% due 4/17/07 (b)	19,603,461
20,000,000	5.300% due 7/2/07 (b)	19,396,855
	Atomium Funding Corp.:
29,392,000	5.351% due 12/4/06 (b)(c)	29,379,067
20,302,000	5.369% due 12/8/06 (b)(c)	20,281,117
40,000,000	5.344% due 1/4/07 (b)	39,800,911
25,000,000	Bank of America Corp., 5.318% due 4/16/07 (b)	24,508,889
25,000,000	Bavaria TRR Corp., 5.318% due 12/20/06 (b)	24,930,069

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         7

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 48.9% (continued)
$75,000,000	Berkeley Square Finance LLC, 5.271% due 12/5/06 (a)(c)	$74,999,670
44,633,000	Brahms Funding Corp., 5.337% due 12/11/06 (b)	44,567,166
30,000,000	Cairn High Grade I LLC, 5.352% due 2/22/07 (b)(c)	29,634,454
27,300,000	Carrera Capital Financial Ltd., 5.319% due 4/4/07 (b)(c)	26,812,907
25,000,000	Chesham Finance LLC, 5.361% due 4/12/07 (b)(c)	24,521,500
	Cobbler Funding LLC:
5,347,000	5.406% due 3/12/07 (b)	5,267,943
35,961,000	5.383% due 4/20/07 (b)	35,228,195
39,750,000	5.427% to 5.448% due 4/25/07 (b)	38,908,024
	Cullinan Finance Corp.:
22,621,000	5.490% due 2/8/07 (b)	22,389,474
66,700,000	5.320% due 3/28/07 (b)(c)	65,576,022
25,000,000	5.372% due 4/26/07 (b)(c)	24,469,736
25,000,000	Curzon Funding LLC, 5.340% due 4/10/07 (b)(c)	24,530,556
	East-Fleet Finance LLC:
50,000,000	5.290% due 1/25/07 (a)(c)	49,998,505
50,000,000	5.290% due 2/15/07 (a)(c)	49,997,882
	Ebury Finance Ltd.:
25,000,000	5.571% due 12/22/06 (b)(c)	24,920,812
25,000,000	5.448% due 2/22/07 (b)	24,694,514
25,000,000	5.403% due 3/21/07 (b)(c)	24,598,194
35,000,000	5.361% due 4/11/07 (b)(c)	34,335,175
25,000,000	5.400% due 4/26/07 (b)(c)	24,467,201
15,500,000	5.347% due 7/5/07 (b)(c)	15,019,190
	Eramus Capital Corp.:
24,830,000	5.352% due 1/25/07 (b)	24,629,705
19,570,000	5.307% due 4/2/07 (b)	19,227,123
14,281,000	5.331% due 4/20/07 (b)	13,991,096
	Fenway Funding LLC:
25,537,000	5.391% due 12/1/06 (b)(c)	25,537,000
53,156,000	3.358-5.372% due 1/12/07 (b)(c)	52,826,619
25,000,000	5.381% due 1/12/07 (b)(c)	24,844,833
25,000,000	Galaxy Funding Inc., 5.330% due 12/18/06 (b)	24,937,903
	General Electric Capital Corp.:
40,000,000	5.402% due 2/5/07 (b)	39,614,267
25,000,000	5.335% due 6/19/07 (b)	24,287,500
	Grampian Funding LLC:
25,000,000	5.402% due 2/13/07 (b)	24,729,694
25,000,000	5.323% due 4/30/07 (b)	24,459,896
	Halkin Finance LLC:
30,000,000	5.354% due 2/26/07 (b)	29,617,200
10,000,000	5.351% due 3/1/07 (b)	9,869,000
17,000,000	Indymac Bank FSB, 5.371% due 1/2/07 (b)	16,919,307
55,000,000	Kaiserplatz Delaware, 5.340% due 4/4/07 (b)	54,014,889
50,000,000	Kestrel Funding PLC, 5.331% due 5/17/07 (b)(c)	48,793,889

See Notes to Financial Statements.

8         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Commercial Paper — 48.9% (continued)
	Mint II LLC:
$25,000,000	5.409% due 12/22/06 (b)(c)	$24,922,271
30,000,000	5.386% due 12/28/06 (b)(c)	29,880,300
30,000,000	5.428% due 2/27/07 (b)(c)	29,611,333
25,000,000	5.395% due 3/29/07 (b)(c)	24,566,514
37,000,000	5.355% due 4/26/07 (b)(c)	36,213,709
35,000,000	5.370% due 4/30/07 (b)(c)	34,234,375
	Morrigan TRR Funding LLC:
25,000,000	5.353% due 7/24/07 (b)(c)	24,159,549
15,000,000	5.387% due 7/27/07 (b)(c)	14,485,325
50,000,000	5.361% due 12/1/06 (b)(c)	50,000,000
125,000	Nordea North America Inc., 5.372% due 7/13/07 (b)	120,971
25,000,000	North Lake Capital, 5.348% due 12/13/06 (b)	24,955,583
29,630,000	Polonius Inc., 5.338% due 4/23/07 (b)	29,015,622
20,000,000	Scaldis Capital LLC, 5.397% due 1/25/07 (b)	19,838,667
25,000,000	Sigma Finance Inc., 5.498% due 12/13/06 (b)(c)	24,955,417
40,000,000	Silver Tower U.S. Funding, 5.400% due 3/15/07 (b)	39,392,178
	Stanfield Victoria Finance Ltd.:
29,000,000	5.512% due 12/20/06 (b)(c)	28,917,503
36,000,000	5.347% due 3/26/07 (b)(c)	35,397,400
	Strand Capital LLC:
20,000,000	5.356% due 1/5/07 (b)	19,896,555
45,500,000	5.368% due 1/18/07 (b)	45,178,467
10,000,000	5.360% due 1/31/07 (b)	9,910,872
15,000,000	Tango Finance Corp., 5.327% due 3/29/07 (b)(c)	14,744,825
17,742,000	Tasman Funding Inc., 5.351% due 12/11/06 (b)	17,715,978
	Thornburg Mortgage Capital Resource:
49,000,000	5.336% due 12/1/06 (b)(c)	49,000,000
30,000,000	5.322% due 12/27/06 (b)(c)	29,885,167
35,000,000	Westpac Banking Corp., 5.330% due 7/31/07	35,001,550

	Total Commercial Paper	2,298,531,835

Corporate Notes — 13.9%
	Cheyne Finance LLC:
50,000,000	Notes, 5.320% due 7/25/07 (a)(c)	49,993,534
50,000,000	Notes, 5.325% due 9/13/07 (a)(c)	49,994,241
35,000,000	Series Medium-Term Notes, 5.290% due 12/5/06 (a)(c)	34,999,885
7,000,000	Cullinan Finance Corp., Medium-Term Notes, 5.280% due 3/15/07 (a)(c)	6,999,335
70,000,000	K2 USA LLC, Medium-Term Notes, 5.325% due 8/30/07 (a)(c)	69,994,784
	Premier Asset Collateralized Entity LLC, Notes:
31,750,000	5.300% due 1/25/07 (a)(c)	31,749,577
5,000,000	5.335% due 5/15/07 (a)(c)	4,999,834
40,000,000	5.350% due 9/18/07 (a)	39,998,405
	Stanfield Victoria Finance LLC, Medium-Term Notes:
40,000,000	5.320% due 5/15/07 (a)(c)	39,996,911
50,000,000	5.325% due 10/5/07 (a)(c)	49,993,689
25,000,000	Tango Finance Corp., Notes, 5.370% due 10/3/07 (a)(c)	25,006,378

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         9

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

Corporate Notes — 13.9% (continued)
	Whistlejacket Capital Ltd., Notes:
$60,000,000	5.320% due 1/9/07 (a)(c)	$59,989,826
25,000,000	5.320% due 2/28/07 (a)(c)	24,995,014
20,000,000	5.320% due 9/28/07 (a)(c)	19,996,701
	White Pine Finance LLC, Medium-Term Notes:
75,000,000	5.320% due 7/23/07 (a)(c)	74,990,357
70,000,000	Series 1, 5.325% due 8/28/07 (a)(c)	69,989,728

	Total Corporate Notes	653,688,199

Promissory Notes — 2.7%
	Goldman Sachs Group LP:
100,000,000	5.440% due 5/21/07 (c)	100,000,000
25,000,000	5.340% due 8/13/07	25,000,000

	Total Promissory Notes	125,000,000

U.S. Government Agencies — 0.6%
25,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 4.981% due 2/16/07 (b)	24,746,007
1,175,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.298% due 2/28/07 (b)	1,160,011

	Total U.S. Government Agencies	25,906,018

Repurchase Agreement — 0.3%
15,363,000	Deutsche Bank Securities Inc. tri-party repurchase agreement, dated 11/30/06, 5.300% due 12/1/06; Proceeds at maturity — $15,365,262; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 8/6/13 to 8/10/15; Market value — $15,673,329)	15,363,000

	TOTAL INVESTMENTS — 99.1% (Cost — $4,658,429,671#)	4,658,429,671
	Other Assets in Excess of Liabilities — 0.9%	41,138,118

	TOTAL NET ASSETS — 100.0%	$4,699,567,789

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(b)	Rate shown represents yield-to-maturity.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

GOVERNMENT PORTFOLIO

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 106.6%
U.S. Government & Agency Obligations — 68.3%
U.S. Government Agencies — 62.4%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$20,000,000	5.260% due 12/27/06 (a)	$19,999,858
16,500,000	5.210% due 1/10/07 (a)	16,497,448
25,000,000	5.215% due 3/1/07 (a)	24,999,695
20,000,000	5.190% due 7/2/07 (a)	19,997,707
35,000,000	5.210% due 8/6/07 (a)	34,995,377
30,000,000	5.230% due 1/24/08 (a)	29,993,314
	Series 1:
25,000,000	5.230% due 12/27/07 (a)	24,994,797
30,000,000	5.230% due 3/13/08 (a)	29,992,543
15,000,000	Series I, 5.180% due 8/1/07 (a)	14,998,064
	Federal Home Loan Bank (FHLB):
	Bonds:
15,000,000	5.230% due 4/5/07 (a)	14,997,981
15,000,000	5.230% due 2/14/08 (a)	14,996,502
40,000,000	Series 743, 5.216% due 1/24/07 (a)	39,974,519
	Discount Notes:
45,000,000	5.218% due 2/21/07 (b)	44,472,125
15,000,000	5.189% due 3/29/07 (b)	14,750,233
5,000,000	5.163% due 4/9/07 (b)	4,909,879
1,405,000	5.243% due 5/10/07 (b)	1,373,291
10,145,000	Global Bonds, 4.625% due 7/18/07	10,105,388
20,000,000	Series I, 5.230% due 7/6/07 (a)	19,995,356
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
5,000,000	4.677% due 12/1/06 (b)	5,000,000
10,000,000	4.996% due 12/29/06 (b)	9,962,667
5,000,000	4.764% due 1/17/07 (b)	4,970,299
8,141,000	5.170% due 2/16/07 (b)	8,054,807
10,000,000	5.262% due 2/28/07 (b)	9,872,928
3,699,000	5.234% due 3/23/07 (b)	3,639,849
15,000,000	5.322% due 3/30/07 (b)	14,744,646
15,000,000	5.302% due 4/13/07 (b)	14,715,712
25,000,000	5.257% due 9/7/07 (b)	24,027,778
	Series RB:
10,000,000	5.350% due 1/30/07 (b)	9,913,000
29,723,000	5.247-5.338% due 2/6/07 (b)	29,437,697
8,010,000	5.165% due 3/27/07 (b)	7,879,918
5,000,000	5.249% due 5/1/07 (b)	4,895,349
5,000,000	5.193% due 5/15/07 (b)	4,883,812
15,000,000	5.150% due 5/31/07 (b)	14,624,425

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         11

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Security	Value

U.S. Government Agencies — 62.4% (continued)
$20,288,000	5.205-5.211% due 9/18/07 (b)	$19,472,981
20,000,000	Medium-Term Note, 5.173% due 9/27/07 (a)	19,993,839
	Federal National Mortgage Association (FNMA), Discount Notes:
5,000,000	4.677% due 12/1/06 (b)	5,000,000
6,458,000	4.901% due 12/29/06 (b)	6,434,418
20,000,000	5.248% due 1/26/07 (b)	19,839,778
5,000,000	5.022% due 2/23/07 (b)	4,944,000
5,000,000	5.111% due 3/6/07 (b)	4,935,611
4,950,000	5.227% due 3/14/07 (b)	4,877,205
15,000,000	5.181% due 3/28/07 (b)	14,753,812
17,197,000	5.295% due 3/30/07 (b)	16,905,098
9,273,000	5.345% due 3/30/07 (b)	9,115,906
15,000,000	5.159% due 4/30/07 (b)	14,686,875
23,747,000	5.199-5.218% due 5/9/07 (b)	23,213,865
6,880,000	5.500% due 6/29/07 (b)	6,670,103
3,200,000	5.159% due 7/27/07 (b)	3,095,280
10,000,000	5.276% due 8/31/07 (b)	9,617,421
35,000,000	5.439 -5.449% due 12/27/06 (b)	34,865,775
15,000,000	Series BB, 5.206% due 5/31/07 (b)	14,620,202

	Total U.S. Government Agencies	781,709,133

U.S. Government Obligations — 5.9%
50,000,000	U.S. Cash Management Bill, 5.231% due 12/15/06 (b)	49,898,500
	U.S. Treasury Bills:
10,000,000	5.013% due 1/18/07 (b)	9,934,000
15,000,000	5.072% due 4/19/07 (b)	14,713,602

	Total U.S. Government Obligations	74,546,102

	Total U.S. Government & Agency Obligations	856,255,235

Repurchase Agreements — 38.3%
180,000,000	Morgan Stanley, tri-party repurchase agreement dated, 11/30/06, 5.240% due 12/1/06; Proceeds at maturity — $180,026,200; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.500% due 9/29/08 to 9/26/19; Market value — $183,604,214)	180,000,000
300,454,000	Deutsche Bank Securities Inc. tri-party repurchase agreement, dated 11/30/06, 5.300% due 12/1/06; Proceeds at maturity — $300,498,234 (Fully collateralized by various U.S. government agency obligations, 0.000% to 7.125% due 3/15/07 to 10/28/14; Market value — $306,467,614)	300,454,000

	Total Repurchase Agreements	480,454,000

	TOTAL INVESTMENTS — 106.6% (Cost — $1,336,709,235#)	1,336,709,235
	Liabilities in Excess of Other Assets — (6.6)%	(83,241,274)

	TOTAL NET ASSETS — 100.0%	$1,253,467,961

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

MUNICIPAL PORTFOLIO

Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.4%
Alabama — 0.2%
$3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA-Insured, PART, LIQ-Societe Generale, 3.530%, 12/6/06 (a)(b)	$3,000,000
2,675,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank, 3.490%, 12/7/06 (a)	2,675,000

		Total Alabama	5,675,000

Arizona — 2.1%
3,000,000	A-1+	Glendale, AZ, IDA, TECP, 3.570% due 2/8/07	3,000,000
6,000,000	A-1+	Phoenix, AZ, Phoenix Civic Improvement Corp., TECP, LIQ-Bank of America, 3.520% due 2/6/07	6,000,000
6,000,000	VMIG1(c)	Pima County, AZ, IDA, El Dorado Hospital, LOC-BB&T, 3.520%, 12/7/06 (a)	6,000,000
		Tempe, AZ:
32,570,000	F-1+(d)	IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-LaSalle Bank, 3.480%, 12/7/06 (a)	32,570,000
10,000,000	A-1+	Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 3.500%, 12/6/06 (a)	10,000,000

		Total Arizona	57,570,000

Arkansas — 0.1%
3,250,000	A-1+	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	3,250,000

California — 0.4%
10,000,000	A-1	California State, GO, TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, National Australia Bank, Royal Bank of Scotland, Societe Generale, 3.440% due 1/2/07	10,000,000

Colorado — 2.2%
3,905,000	VMIG1(c)	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 3.550%, 12/7/06 (a)	3,905,000
2,265,000	VMIG1(c)	Colorado Educational & Cultural Facilities Authority Revenue, National Jewish Foundation Building, Series A-5, LOC-Bank of America, 3.650%, 12/1/06 (a)	2,265,000
26,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	26,107,097
8,710,000	VMIG1(c)	Fiddlers Business Improvement District, CO, Greenwood Village GO, LOC-US Bank, 3.600%, 12/7/06 (a)	8,710,000
1,080,000	A-1+	La Plata County, CO, PCR, BP Amoco Project, 3.550% due 3/1/07 (e)	1,080,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-Westdeutsche Landesbank:
6,100,000	A-1+	3.550% due 3/1/07	6,100,000
9,000,000	A-1+	3.550% due 3/2/07	9,000,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         13

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Colorado — 2.2% (continued)
$2,200,000	A-1+	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 3.500%, 12/7/06 (a)	$2,200,000

		Total Colorado	59,367,097

Delaware — 0.3%
8,600,000	A-1+	Delaware State EDA Revenue, Hospital Billing, Series B, LOC-JPMorgan Chase, 3.460%, 12/6/06 (a)	8,600,000

District of Columbia — 3.0%
		District of Columbia Revenue:
2,425,000	A-1+	American Psychological Association, LOC-Bank of America, 3.550%, 12/7/06 (a)	2,425,000
48,260,000	A-1+	GO, Series C, FGIC-Insured, 3.500%, 12/6/06 (a)	48,260,000
14,000,000	A-1+	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 3.560%, 12/7/06 (a)	14,000,000
3,465,000	NR	National Museum of Women Arts, LOC-Wachovia Bank, 3.580%, 12/7/06 (a)	3,465,000
11,900,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	11,900,000

		Total District of Columbia	80,050,000

Florida — 4.9%
9,105,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	9,105,000
2,510,000	A-1+	Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank, 3.630%, 12/1/06 (a)	2,510,000
9,990,000	A-1	Florida Board of Education, MSTC, Series 2000-9007, PART, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	9,990,000
		Florida State Department of Environmental Protection, Preservation Revenue:
6,800,000	A-1+	Everglades Restoration, Series B, AMBAC-Insured, SPA-State of Florida, Department of Financial Services, Division of Treasury, 3.480%, 12/6/06 (a)	6,800,000
5,850,000	AAA	Florida Forever, Series B, MBIA-Insured, 5.000% due 7/1/07	5,890,595
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health System, Series A:
7,400,000	A-1+	FGIC-Insured, SPA-JPMorgan Chase, 3.480%, 12/7/06 (a)	7,400,000
17,305,000	A-1+	LOC-SunTrust Bank, 3.480%, 12/7/06 (a)	17,305,000
9,435,000	A-1+	Refunding, Adventist Health System, Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.700%, 12/7/06 (a)	9,435,000
		Hillsborough County, FL:
3,400,000	A-1+	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 3.540%, 12/6/06 (a)	3,400,000
4,000,000	F-1+(d)	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America, 3.520%, 12/7/06 (a)	4,000,000

See Notes to Financial Statements.

14         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Florida — 4.9% (continued)
		Jacksonville, FL:
$10,400,000	A-1	Electric Authority, Series 2001-F, TECP, SPA-Landesbank Hessen-Thuringen, 3.520% due 1/9/07	$10,400,000
		TECP, Series A, FGIC-Insured, LOC-Landesbank Baden-Wurttemberg:
8,315,000	A-1	3.520% due 12/8/06	8,315,000
6,355,000	A-1	3.500% due 1/16/07	6,355,000
		Miami-Dade County, FL:
7,120,000	A-1+	EFA Revenue, Florida International University Foundation Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	7,120,000
3,545,000	F-1+(d)	IDA, Gulliver School Project, LOC-Bank of America, 3.520%, 12/7/06 (a)	3,545,000
3,900,000	F-1+(d)	Orange County, FL, IDR, Central Florida YMCA Project, Series A, LOC-Bank of America, 3.520%, 12/7/06 (a)	3,900,000
12,095,000	F-1+(d)	Palm Beach County, FL, EFA, Lynn University Project, LOC-Bank of America, 3.500%, 12/7/06 (a)	12,095,000
4,985,000	A-1+	Pinellas County, FL, IDR, YMCA Suncoast Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	4,985,000
60,000	Aa3(c)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	60,000

		Total Florida	132,610,595

Georgia — 9.3%
17,800,000	A-1+	Atlanta, GA, Airport Revenue, Refunding, Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	17,800,000
		Bibb County, GA, Development Authority:
2,000,000	A-1+	Educational Facilities Revenue, Tattnall Square Academy, LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	2,000,000
4,300,000	Aa2(c)	Stratford Academy Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	4,300,000
10,330,000	Aa1(c)	Clayton County, GA, Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	10,330,000
10,700,000	Aa2(c)	Columbus, GA, Hospital Authority Revenue, St. Francis Hospital Inc. Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	10,700,000
		DeKalb County, GA:
3,045,000	Aa2(c)	Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 3.540%, 12/7/06 (a)	3,045,000
6,140,000	A-1+	MFH Revenue, Refunding, Clairmont Crest Project, FNMA-Collateralized, 3.500%, 12/6/06 (a)	6,140,000
		Fulton County, GA, Development Authority Revenue:
10,400,000	Aa2(c)	Catholic School Properties Inc., LOC-Wachovia Bank, 3.480%, 12/7/06 (a)	10,400,000
9,200,000	VMIG1(c)	Robert W. Woodruff Arts Center Project, Series B, LIQ-SunTrust Bank, 3.490%, 12/6/06 (a)	9,200,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         15

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 9.3% (continued)
$7,000,000	VMIG1(c)	Schenck School Inc. Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	$7,000,000
		Woodward Academy Inc. Project, LOC-SunTrust Bank:
11,000,000	VMIG1(c)	3.490%, 12/6/06 (a)	11,000,000
9,600,000	Aa2(c)	3.490%, 12/6/06 (a)	9,600,000
5,845,000	Aa2(c)	Gainesville, GA, Redevelopment Authority, Educational Facilities Revenue, Riverside Military Project, LOC-Wachovia Bank, 3.480%, 12/7/06 (a)	5,845,000
		Gwinnett County, GA:
11,700,000	VMIG1(c)	Development Authority, Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	11,700,000
1,450,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	1,450,000
		Macon-Bibb County, GA:
10,775,000	VMIG1(c)	Hospital Authority, RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	10,775,000
2,630,000	A-1+	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	2,630,000
		Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax Revenue:
21,830,000	A-1+	Series B, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.530%, 12/6/06 (a)	21,830,000
1,180,000	A-1+	Series PA-528, MBIA-Insured, PART, LIQ-Merrill Lynch, 3.530%, 12/7/06 (a)(b)	1,180,000
		Private Colleges & Universities Authority, GA, Revenue, Emory University:
49,000,000	A-1+	Series B-1, 3.450%, 12/7/06 (a)	49,000,000
15,000,000	A-1+	Series B-3, 3.450%, 12/7/06 (a)	15,000,000
4,000,000	A-1+	Series SG-146, PART, LIQ-Societe Generale, 3.510%, 12/7/06 (a)(b)	4,000,000
2,500,000	Aa2(c)	Rabun County, GA, Development Authority Revenue, Nocoochee School Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	2,500,000
2,645,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project, FNMA-Collateralized, 3.480%, 12/6/06 (a)	2,645,000
8,000,000	VMIG1(c)	Savannah, GA, Economic Development Authority Revenue, Telfair Museum Art Inc. Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	8,000,000
4,310,000	VMIG1(c)	Union County, GA, Development Authority Revenue, Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	4,310,000
8,400,000	VMIG1(c)	Ware County, GA, Hospital Authority, Revenue Anticipation Certificates, Baptist Village Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	8,400,000

		Total Georgia	250,780,000

See Notes to Financial Statements.

16         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 16.0%
		Chicago, IL:
		Board of Education, GO:
$20,800,000	AAA	MSTC, PART, Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	$20,800,000
20,265,000	A-1+	Series E, FSA-Insured, SPA-Depfa Bank Europe, 3.510%, 12/7/06 (a)	20,265,000
		GO:
8,900,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	8,900,000
15,000,000	A-1+	MSTC, Series SGA 99, PART, FGIC-Insured, LIQ-Societe Generale, 3.530%, 12/6/06 (a)(b)	15,000,000
38,500,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden-Wurttemberg, 3.490%, 12/7/06 (a)	38,500,000
10,800,000	A-1+	Waterworks Revenue, Refunding, Second Lien, MBIA-Insured, SPA-Dexia Credit Local, 3.480%, 12/7/06 (a)	10,800,000
4,000,000	VMIG1(c)	Cook County, IL, Catholic Theological University Project, LOC-Harris Bank, 3.510%, 12/6/06 (a)	4,000,000
		DuPage County, IL, Transportation Revenue, MSTC, PART:
17,300,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	17,300,000
8,000,000	A-1	Series 9010, Class A, FSA-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	8,000,000
		Elgin, IL:
7,000,000	A-1+	Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank, 3.480%, 12/7/06 (a)	7,000,000
4,500,000	VMIG1(c)	Revenue, Judson College, LOC-JPMorgan Chase, 3.550%, 12/6/06 (a)	4,500,000
		Illinois DFA:
		Evanston-Northwestern Health Care Corp.:
5,000,000	A-1+	Series A, SPA-JPMorgan Chase, 3.480%, 12/7/06 (a)	5,000,000
8,000,000	A-1+	Series C, SPA-JPMorgan Chase, 3.480%, 12/7/06 (a)	8,000,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 3.550%, 12/6/06 (a)	4,500,000
9,160,000	VMIG1(c)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, SPA-JPMorgan Chase, 3.650%, 12/1/06 (a)	9,160,000
5,250,000	A-1+	Rosecrance Inc. Project, LOC-JPMorgan Chase, 3.550%, 12/6/06 (a)	5,250,000
		Illinois Finance Authority Revenue:
7,500,000	VMIG1(c)	Dominican University, LOC-JPMorgan Chase, 3.500%, 12/6/06 (a)	7,500,000
39,700,000	F-1+(d)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank, 3.480%, 12/7/06 (a)	39,700,000
3,100,000	A-1+	Northwestern University, Subordinated Series B, 3.420%, 12/6/06 (a)	3,100,000
9,000,000	F-1+(d)	Smith Village Project, Series C, LOC-LaSalle Bank, 3.480%, 12/7/06 (a)	9,000,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         17

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Illinois — 16.0% (continued)
$74,100,000	F-1+(d)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.490%, 12/7/06 (a)	$74,100,000
		Illinois Health Facilities Authority Revenue:
7,300,000	A-1	Franciscan Eldercare Service Project, LOC-LaSalle Bank, 3.480%, 12/7/06 (a)	7,300,000
9,275,000	A-1+	Little Co. of Mary Hospital, LOC-US Bank, 3.500%, 12/7/06 (a)	9,275,000
		Pekin Memorial Hospital and Healthcare Centers:
10,000,000	VMIG1(c)	Series 97, LOC-Fifth Third Bank, 3.550%, 12/7/06 (a)	10,000,000
3,900,000	VMIG1(c)	Series C, LOC-Fifth Third Bank, 3.550%, 12/7/06 (a)	3,900,000
8,300,000	A-1	Revolving Fund, Pooled Loan, Series F, LOC-JPMorgan Chase, 3.500%, 12/6/06 (a)	8,300,000
		Illinois State Toll Highway Authority:
19,400,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	19,400,000
1,500,000	VMIG1(c)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	1,500,000
9,985,000	A-1+	Illinois State, GO, Series 378, PART, FGIC-Insured, LIQ-Merrill Lynch, 3.520%, 12/7/06 (a)(b)	9,985,000
		Lombard, IL:
6,482,000	F-1+(d)	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 3.630%, 12/1/06 (a)	6,482,000
9,300,000	VMIG1(c)	Revenue, National University Health Sciences Project, LOC-JPMorgan Chase, 3.530%, 12/7/06 (a)	9,300,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority, IL, State Tax Revenue, MSTC, Series 2024, PART, FGIC-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	15,870,000
10,145,000	A-1	University of Illinois, COP, MSTC, Series 9031, PART, AMBAC-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	10,145,000

		Total Illinois	431,832,000

Indiana — 1.6%
4,000,000	Aa3(c)	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	4,000,000
6,320,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19, Class A, MBIA-Insured, LIQ-Bear Stearns, 3.510%, 12/6/06 (a)(b)(f)	6,320,000
2,510,000	VMIG1(c)	Indiana Health and Educational Facilities Financing Authority Revenue, Porter Project, Series A, LOC-Fifth Third Bank, 3.630%, 12/1/06 (a)	2,510,000
		Indiana Health Facilities Financing Authority:
400,000	A-1	Capital Access Designated Pool, LOC-Comerica Bank, 3.520%, 12/6/06 (a)	400,000
4,190,000	A-1+	Hospital Revenue, Deaconess Hospital Obligation, Series B, LOC-Fifth Third Bank, 3.630%, 12/1/06 (a)	4,190,000
4,950,000	VMIG1(c)	Riverview Hospital Project, LOC-National City Bank, 3.490%, 12/7/06 (a)	4,950,000

See Notes to Financial Statements.

18         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 1.6% (continued)
$14,395,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue, Series A, MBIA-Insured, LIQ-JPMorgan Chase, 3.520%, 12/6/06 (a)	$14,395,000
6,700,000	A-1+	Indianapolis, IN, Refunding, Waterworks Project, Series G-1, MBIA-Insured, SPA-Depfa Bank PLC, 3.480%, 12/7/06 (a)	6,700,000

		Total Indiana	43,465,000

Iowa — 1.3%
4,125,000	NR	City of Mason, IA, IDR, Supervalu Inc. Project, LOC-Wachovia Bank, 3.620%, 12/6/06 (a)	4,125,000
		Iowa Finance Authority:
8,670,000	A-1+	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC-Insured, SPA-Wachovia Bank, 3.470%, 12/6/06 (a)	8,670,000
2,000,000	VMIG1(c)	MFH, Cedarwood Hills Project, Series A, LIQ-FHLMC, 3.550%, 12/7/06 (a)	2,000,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A, LOC-LaSalle Bank, 3.480%, 12/7/06 (a)	15,000,000
5,500,000	A-1+	Iowa Higher Education Loan Authority Revenue, MBIA-Insured, LIQ-JPMorgan Chase, 3.550%, 12/6/06 (a)	5,500,000

		Total Iowa	35,295,000

Kansas — 1.8%
22,500,000	A-1+	Kansas State Department of Transportation Highway Revenue, Series C-2, 3.460%, 12/6/06 (a)	22,500,000
10,435,000	A-1	Lenexa, KS, Health Care Facility Revenue, Lakeview Village Inc., Series B, LOC-LaSalle Bank, 3.490%, 12/7/06 (a)	10,435,000
15,000,000	SP-1+	Wichita, KS, GO, Renewal & Improvement Temporary Notes, Series 216, 4.250% due 2/8/07	15,015,866

		Total Kansas	47,950,866

Kentucky — 2.6%
8,000,000	VMIG1(c)	Fulton County, KY, United Healthcare Hospital Co., LOC-Wachovia Bank, 3.570%, 12/6/06 (a)	8,000,000
		Hancock County, KY, PCR, Southwire Co. Project:
21,685,000	NR	Series A, LOC-Wachovia Bank, 3.630%, 12/7/06 (a)	21,685,000
1,000,000	NR	Series B, LOC-Wachovia Bank, 3.630%, 12/7/06 (a)	1,000,000
5,000,000	A-1+	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., Series B, LOC-Fifth Third Bank, 3.630%, 12/1/06 (a)	5,000,000
7,000,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, PART, FSA-Insured, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	7,000,000
8,495,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe Generale, 3.510%, 12/7/06 (a)(b)	8,495,000
10,000,000	VMIG1(c)	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, Series A, LOC-U.S. Bank, 3.650%, 12/1/06 (a)	10,000,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         19

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Kentucky — 2.6% (continued)
$9,225,000	A-1+	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 3.630%, 12/1/06 (a)	$9,225,000

		Total Kentucky	70,405,000

Louisiana — 0.4%
10,000,000	A-1+	Louisiana Local Government Environmental Facilities, Development Authority, BASF Corp. Project, Series B, 3.520%, 12/6/06 (a)	10,000,000

Maryland — 4.3%
		Baltimore, MD:
7,505,000	A-1+	GO, PART, Series PT-364, LIQ-Merrill Lynch, 3.520%, 12/7/06 (a)(b)	7,505,000
4,250,000	A-1+	IDA, Baltimore Capital Acquisition, LOC-Bayerische Landesbank, 3.500%, 12/6/06 (a)	4,250,000
5,355,000	A-1	Gaithersburg, MD, EDA, Asbury Methodist Village Inc., LOC-KBC Bank, 3.500%, 12/7/06 (a)	5,355,000
3,600,000	VMIG1(c)	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 3.520%, 12/7/06 (a)	3,600,000
600,000	A-1+	Maryland State Economic Development Corp. Revenue, Refunding, Constellation Energy Group Inc., Series B, LOC-Wachovia Bank, 3.480%, 12/7/06 (a)	600,000
20,850,000	A-1+	Maryland State GO, PART, Series 390, LIQ-Merrill Lynch, 3.510%, 12/7/06 (a)(b)	20,850,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
9,700,000	VMIG1(c)	Adventist Healthcare, Series A, LOC-LaSalle Bank, 3.480%, 12/7/06 (a)	9,700,000
17,650,000	A-1+	Johns Hopkins University Revenue, TECP, Series B, 3.510% due 1/10/07	17,650,000
2,360,000	VMIG1(c)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	2,360,000
13,300,000	A-1+	University of Maryland Medical System, Series A, AMBAC-Insured, SPA-JPMorgan Chase, 3.480%, 12/7/06 (a)	13,300,000
		Montgomery County, MD, EDA Bonds, Howard Hughes Medical Institute Facilities:
15,000,000	A-1+	Series B, 3.540%, 12/7/06 (a)	15,000,000
6,100,000	A-1+	Series C, 3.500%, 12/6/06 (a)	6,100,000
10,660,000	A-1	Prince Georges County, MD Revenue, Refunding, Collington Episcopal Life Care Community Inc., Series B, LOC-Lasalle Bank N.A., 3.480%, 12/7/06 (a)	10,660,000

		Total Maryland	116,930,000

Massachusetts — 2.3%
15,000,000	A-1+	Commonwealth of Massachusetts, TECP, LIQ-Bayerische Landesbank, 3.490% due 1/10/07	15,000,000

See Notes to Financial Statements.

20         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Massachusetts — 2.3% (continued)
		Massachusetts State DFA Revenue:
$3,500,000	VMIG1(c)	Buckingham Browne and Nichols School, LOC-JPMorgan Chase Bank, 3.490%, 12/7/06 (a)	$3,500,000
5,000,000	VMIG1(c)	Marine Biological Laboratory, LOC-JPMorgan Chase, 3.500%, 12/7/06 (a)	5,000,000
7,295,000	VMIG1(c)	Notre Dame Health Care Center, LOC-KBC Bank NV, 3.610%, 12/7/06 (a)	7,295,000
3,950,000	VMIG1(c)	St. Mark’s School, LOC-Bank of America, 3.480%, 12/7/06 (a)	3,950,000
		Massachusetts State HEFA Revenue:
3,800,000	A-1+	Children’s Hospital, Series L-2, AMBAC-Insured, SPA-Bank of America, 3.630%, 12/1/06 (a)	3,800,000
5,720,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.470%, 12/7/06 (a)	5,720,000
8,000,000	A-1+	TECP, Harvard University, Series EE, 3.530% due 2/13/07	8,000,000
6,550,000	A-1+	Williams College, Series J, 3.500%, 12/7/06 (a)	6,550,000
2,335,000	VMIG1(c)	Massachusetts State Turnpike Authority, PART, Series 335, AMBAC-Insured, LIQ-Morgan Stanley, 3.510%, 12/7/06 (a)(b)	2,335,000

		Total Massachusetts	61,150,000

Michigan — 1.9%
		Detroit, MI:
11,800,000	VMIG1(c)	Downtown Development Authority, Millender Center Project, LOC-HSBC, 3.600%, 12/7/06 (a)	11,800,000
24,775,000	A-1+	Sewer Disposal, Revenue, Refunding, Series C-1, FSA-Insured, LIQ-Dexia Credit Local, 3.500%, 12/7/06 (a)	24,775,000
5,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-Bank of Nova Scotia, 4.500% due 8/20/07	5,028,377
3,645,000	A-1+	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 3.630%, 12/1/06 (a)	3,645,000
7,000,000	VMIG1(c)	Saline, MI, EDA, LOC-Bank of America, 3.550%, 12/6/06 (a)	7,000,000

		Total Michigan	52,248,377

Mississippi — 0.2%
5,350,000	VMIG1(c)	Newton, MS, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	5,350,000

Missouri — 1.3%
6,500,000	A-1+	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 3.500%, 12/7/06 (a)	6,500,000
15,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes, Series FY, 4.500% due 6/29/07	15,066,665
8,000,000	VMIG1(c)	Kansas City, MO, IDA, MFH Revenue, Refunding, Coach House North Apartments Project, LIQ-FHLMC, 3.500%, 12/7/06 (a)	8,000,000
3,950,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase, 3.650%, 12/1/06 (a)	3,950,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         21

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Missouri — 1.3% (continued)
$2,200,000	A-1+	Missouri State HEFA, Revenue, Washington University, Series A, SPA-Dexia Credit Local, 3.650%, 12/1/06 (a)	$2,200,000

		Total Missouri	35,716,665

Montana — 1.2%
29,610,000	A-1+	Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System, 3.460%, 12/6/06 (a)	29,610,000
3,925,000	NR	Montana State Board of Investment, EDR, Farmers Union Central Exchange Project, LOC-Rabobank Nederland, 3.700%, 12/1/06 (a)	3,925,000

		Total Montana	33,535,000

Nebraska — 0.7%
20,000,000	A-1+	Omaha Public Power District, TECP, 3.520% due 2/8/07	20,000,000

New Hampshire — 0.5%
		New Hampshire HEFA Revenue:
4,445,000	VMIG1(c)	Frisbie Memorial Hospital, LOC-Bank of America, 3.500%, 12/7/06 (a)	4,445,000
3,450,000	VMIG1(c)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.490%, 12/7/06 (a)	3,450,000
6,000,000	A-1+	Phillips Exeter Academy, SPA-Northern Trust Company, 3.470%, 12/7/06 (a)	6,000,000

		Total New Hampshire	13,895,000

New Mexico — 1.0%
		New Mexico State:
2,145,000	VMIG1(c)	Hospital Equipment Loan, Council Rehoboth McKinley Health Care, LOC-Wells Fargo, 3.570%, 12/6/06 (a)	2,145,000
15,000,000	SP-1+	TRAN, 4.750% due 6/29/07	15,082,358
1,600,000	AAA	New Mexico State Highway Commission Revenue, Subordinated Lien Tax Revenue Highway Bonds, Series B, AMBAC-Insured, 5.000% due 6/15/07	1,610,692
7,625,000	A-1+	University of New Mexico, University Revenues, Series B, SPA-Westdeutsche Landesbank, 3.500%, 12/6/06 (a)	7,625,000

		Total New Mexico	26,463,050

New York — 0.4%
10,000,000	A-1+	New York City, NY, Municipal Water Finance Authority, Series AA-3, SPA-Dexia Credit Local, 3.470%, 12/7/06 (a)	10,000,000

North Carolina — 2.4%
3,060,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.490%, 12/7/06 (a)	3,060,000
4,525,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.500%, 12/7/06 (a)	4,525,000
6,560,000	VMIG1(c)	North Carolina Capital Facilities Finance Agency, Lees-McRae College, LOC-BB&T Corp., 3.480%, 12/7/06 (a)	6,560,000

See Notes to Financial Statements.

22         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

North Carolina — 2.4% (continued)
		North Carolina Educational Facilities Finance Agency Revenue:
$4,035,000	Aa2(c)	Cape Fear Academy, LOC-Wachovia Bank, 3.480%, 12/7/06 (a)	$4,035,000
6,390,000	F-1+(d)	Providence Day School, LOC-Bank of America, 3.500%, 12/7/06 (a)	6,390,000
		North Carolina Medical Care Commission:
16,470,000	VMIG1(c)	Randolph Hospital Inc. Project, LOC-SunTrust Bank, 3.480%, 12/7/06 (a)	16,470,000
2,500,000	VMIG1(c)	Southeastern Regional Medical Center, LOC-BB&T Corp., 3.520%, 12/7/06 (a)	2,500,000
3,850,000	A-1	St. Josephs Health System Inc., SPA-BB&T Corp, 3.550%, 12/7/06 (a)	3,850,000
		Winston-Salem, NC:
10,000,000	A-1+	COP, SPA-Dexia Credit Local, 3.470%, 12/7/06 (a)	10,000,000
7,320,000	A-1+	Water and Sewer Systems Revenue, Refunding, Series C, SPA-Dexia Credit Local, 3.500%, 12/6/06 (a)	7,320,000

		Total North Carolina	64,710,000

Ohio — 1.9%
4,105,000	VMIG1(c)	Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 3.500%, 12/7/06 (a)	4,105,000
7,000,000	VMIG1(c)	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, Series A, LOC-Fifth Third Bank, JPMorgan Chase, US Bank, 3.500%, 12/6/06 (a)	7,000,000
3,900,000	A-1	Franklin County, OH, Healthcare Facilities Revenue, Refunding, Presbyterian Retirement Services Foundation, Series B, LOC-National City Bank, 3.500%, 12/7/06 (a)	3,900,000
25,000,000	A-1+	Montgomery County, OH, Revenue, Catholic Health Initiatives, Series B-1, 3.500%, 12/6/06 (a)	25,000,000
5,705,000	VMIG1(c)	Ohio State Higher Educational Facilities Revenue, Ashland University Project, LOC-Key Bank, 3.530%, 12/7/06 (a)	5,705,000
4,800,000	A-1+	Ohio State, GO, Common Schools, Series B, 3.470%, 12/6/06 (a)	4,800,000

		Total Ohio	50,510,000

Oregon — 0.7%
2,900,000	VMIG1(c)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series A, LOC-U.S. Bank, 3.520%, 12/7/06 (a)	2,900,000
14,970,000	VMIG1(c)	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 3.530%, 12/7/06 (a)	14,970,000

		Total Oregon	17,870,000

Pennsylvania — 7.2%
10,000,000	A-1+	Allegheny County, PA, Series C-58A, LOC-JPMorgan Chase, 3.480%, 12/7/06 (a)	10,000,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         23

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Pennsylvania — 7.2% (continued)
$25,000,000	F-1+(d)	Cumberland County, PA, Municipal Authority Revenue, Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 3.500%, 12/7/06 (a)	$25,000,000
4,700,000	A-1+	Emmaus, PA, General Authority Revenue, Series A, FSA-Insured, SPA-Wachovia Bank, 3.500%, 12/7/06 (a)	4,700,000
20,000,000	A-1+	Harrisburg, PA, School Revenue, Harrisburg Project, FSA-Insured, SPA-Dexia Credit Local, 3.490%, 12/7/06 (a)	20,000,000
5,155,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, LIQ-PNC Bank, 3.480%, 12/6/06 (a)	5,155,000
6,495,000	A-1+	Lehigh County, PA, General Purpose Authority, The Good Shepherd Group, AMBAC-Insured, SPA-Wachovia Bank, 3.580%, 12/7/06 (a)	6,495,000
8,000,000	VMIG1(c)	Manheim Township School District, PA, GO, FSA-Insured, SPA-Royal Bank of Canada, 3.500%, 12/7/06 (a)	8,000,000
		Pennsylvania State Turnpike Commission Revenue:
11,400,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.500%, 12/6/06 (a)	11,400,000
10,000,000	A-1+	Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.470%, 12/7/06 (a)	10,000,000
13,100,000	A-1+	Series C, AMBAC-Insured, SPA-JPMorgan Chase, 3.480%, 12/7/06 (a)	13,100,000
		Philadelphia, PA:
4,500,000	A-1+	Gas Works Revenue, Sixth Series, SPA-JPMorgan Chase, Bank of Nova Scotia, Wachovia Bank, 3.460%, 12/7/06 (a)	4,500,000
5,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	5,020,267
3,375,000	NR	IDR, Friends of Mast School Inc., LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	3,375,000
17,750,000	SP-1+	School District, GO, TRAN, Series A, LOC-Bank of America, 4.500% due 6/29/07	17,820,802
6,230,000	VMIG1(c)	Phoenixville, PA, Area School District, FSA-Insured, SPA-Wachovia Bank N.A., 3.500%, 12/7/06 (a)	6,230,000
		West Cornwall Township Municipal Authority, PA:
34,580,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit Local, 3.510%, 12/7/06 (a)	34,580,000
		General Government Loan Program:
5,335,000	A-1+	FSA-Insured, SPA-Dexia Credit Local, 3.510%, 12/7/06 (a)	5,335,000
4,520,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.510%, 12/7/06 (a)	4,520,000

		Total Pennsylvania	195,231,069

Rhode Island — 1.0%
16,500,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A, MBIA-Insured, SPA-Dexia Credit Local, 3.500%, 12/6/06 (a)	16,500,000
11,000,000	A-1+	Rhode Island Health and Educational Building Corp. Revenue, Catholic Schools Program, Series A, LOC-Citizens Bank of Rhode Island, 3.500%, 12/6/06 (a)	11,000,000

		Total Rhode Island	27,500,000

See Notes to Financial Statements.

24         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

South Carolina — 1.1%
$20,000,000	MIG1(c)	Charleston County, SC, School District Development Corp., GO, TAN, 4.250% due 4/13/07	$20,040,747
6,000,000	SP-1+	Richland County, SC, School District No 1, Series A, GO, SCSDE-Insured, 4.000% due 3/1/07	6,006,219
		South Carolina Jobs-EDA:
2,350,000	A-1+	Family YMCA Florence Project, LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	2,350,000
800,000	AA-	Pickens County YMCA Project, LOC-Bank of America, 3.550%, 12/7/06 (a)	800,000

		Total South Carolina	29,196,966

Tennessee — 4.2%
4,350,000	Aa2(c)	Dayton, TN, IDR, La-Z-Boy Chair Co. Project, LOC-Wachovia Bank, 3.530%, 12/7/06 (a)	4,350,000
7,500,000	VMIG1(c)	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Webb School of Knoxville Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	7,500,000
2,000,000	A-1+	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, SPA-Merrill Lynch Capital Services Inc., 3.530%, 12/7/06 (a)(b)	2,000,000
		Metropolitan Government of Nashville & Davidson County, TN:
		TECP, Vanderbilt University, Series 04A:
5,000,000	A-1+	3.500% due 1/5/07	5,000,000
8,130,000	A-1+	3.520% due 1/8/07	8,130,000
2,000,000	A-1+	3.520% due 1/10/07	2,000,000
7,300,000	VMIG1(c)	IDB, David Lipscomb University Project, Series B, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	7,300,000
6,195,000	VMIG1(c)	Montgomery County, TN, Public Building Authority, Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.500%, 12/7/06 (a)	6,195,000
		Sevier County, TN, Public Building Authority, Local Government Public Improvement:
4,100,000	VMIG1(c)	Series I-A-1, AMBAC-Insured, LIQ-Credit Suisse, 3.500%, 12/7/06 (a)	4,100,000
5,000,000	VMIG1(c)	Series I-A-2, AMBAC-Insured, LIQ-Credit Suisse, 3.500%, 12/7/06 (a)	5,000,000
2,100,000	VMIG1(c)	Series II-A-1, AMBAC-Insured, LIQ-KBC Bank, 3.500%, 12/7/06 (a)	2,100,000
3,300,000	VMIG1(c)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 3.500%, 12/7/06 (a)	3,300,000
2,900,000	VMIG1(c)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 3.500%, 12/7/06 (a)	2,900,000
1,725,000	VMIG1(c)	Series III-A-2, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	1,725,000
6,200,000	VMIG1(c)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	6,200,000

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         25

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Tennessee — 4.2% (continued)
$5,130,000	VMIG1(c)	Series III-A-6, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	$5,130,000
7,860,000	VMIG1(c)	Series III-D-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	7,860,000
3,870,000	VMIG1(c)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	3,870,000
6,800,000	VMIG1(c)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.500%, 12/7/06 (a)	6,800,000
630,000	VMIG1(c)	Series IV-B-9, FSA-Insured, LIQ-JPMorgan Chase, 3.650%, 12/1/06 (a)	630,000
2,175,000	VMIG1(c)	Series VI-D-4, AMBAC-Insured, SPA-Depfa Bank PLC, 3.650%, 12/1/06 (a)	2,175,000
9,945,000	F-1+(d)	Shelby County, TN, Health Educational & Housing Facilities Board, MFH, Kirby Parkway, LIQ-FHLMC, 3.500%, 12/7/06 (a)	9,945,000
9,770,000	VMIG1(c)	Tusculum, TN, Health, Educational & Housing Facilities Board Revenue, Tusculum College Project, LOC-SunTrust Bank, 3.490%, 12/6/06 (a)	9,770,000

		Total Tennessee	113,980,000

Texas — 15.2%
730,000	VMIG1(c)	Austin, TX, Water & Wastewater System Revenue, PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN AMRO, 3.510%, 12/7/06 (a)(b)	730,000
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White Memorial Hospital:
5,490,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase, 3.650%, 12/1/06 (a)	5,490,000
1,980,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.650%, 12/1/06 (a)	1,980,000
17,000,000	A-1+	Brazos, TX, Harbor Industrial Development Corp. Revenue, Refunding, BASF Corp. Project, 3.680%, 12/6/06 (a)	17,000,000
		Dallas, TX, Area Rapid Transit, Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden-Wurttemberg:
7,500,000	A-1+	3.600% due 12/6/06	7,500,000
19,000,000	A-1+	3.530% due 1/9/07	19,000,000
8,000,000	A-1+	3.550% due 2/1/07	8,000,000
6,462,000	A-1+	Dallas, TX, Water and Sewer, TECP, LIQ-Bank of America, 3.550% due 3/1/07	6,462,000
18,370,000	A-1	Denton, TX, ISD, GO, MSTC, Series 2001-117, Class A, PSFG, LIQ-Bear Stearns, 3.530%, 12/6/06 (a)(b)	18,370,000
10,000,000	A-1+	El Paso, TX, TECP, Series A, 3.480% due 12/1/06	10,000,000
		Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project:
7,000,000	A-1+	Environmental Improvement Revenue, 3.550% due 3/1/07 (e)	7,000,000
3,280,000	AA+	Water Pollution Control Contract Revenue, 3.700% due 7/15/07 (e)	3,280,000

See Notes to Financial Statements.

26         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 15.2% (continued)
$20,000,000	SP-1+	Harris County, TX, GO, TAN, 4.500% due 2/28/07	$20,047,536
		Harris County, TX, Health Facilities Development Corp. Revenue:
27,600,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.650%, 12/1/06 (a)	27,600,000
2,100,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust, Bayerische Landesbank, Bank of America, JPMorgan Chase, 3.650%, 12/1/06 (a)	2,100,000
5,780,000	VMIG1(c)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 3.650%, 12/1/06 (a)	5,780,000
		Houston, TX:
25,000,000	A-1+	GO, TECP, Series D, LIQ-Depfa Bank PLC, 3.600% due 12/4/06	25,000,000
8,500,000	VMIG1(c)	ISD, GO, Munitops, Series 2000-2011, PART, PSFG, SPA-ABN AMRO, 3.530%, 12/7/06 (a)(b)	8,500,000
19,400,000	A-1+	Water and Sewer PART, Series SGA-73, FGIC-Insured, SPA-Societe Generale, 3.530%, 12/6/06 (a)(b)	19,400,000
13,800,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Bank of America, 3.480%, 12/7/06 (a)	13,800,000
5,500,000	VMIG1(c)	Leander, TX, ISD, GO, Munitops, Series 2002-16, PSFG, PART, SPA-ABN AMRO, 3.530%, 12/7/06 (a)(b)	5,500,000
17,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PART, LIQ-Societe Generale, 3.530%, 12/6/06 (a)(b)	17,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, Series SGA 129, PART, PSFG, LIQ-Societe Generale, 3.530%, 12/6/06 (a)(b)	5,000,000
3,400,000	MIG1(c)	McAllen, TX, Health Facilities Development Corp., McAllen Association No. 1, LOC-Bank of America, 3.600%, 12/7/06 (a)	3,400,000
15,300,000	A-1+	North Texas Tollway Authority, Dallas North Thruway Systems Authority, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.500%, 12/6/06 (a)	15,300,000
19,700,000	A-1+	Plano, TX, ISD, GO, Series SGA 128, PART, PSFG, LIQ-Societe Generale, 3.530%, 12/6/06 (a)(b)	19,700,000
7,215,000	A-1+	Polly Ryon Memorial Hospital Authority, TX, Hospital Revenue, LOC-JPMorgan Chase, 3.500%, 12/7/06 (a)	7,215,000
6,750,000	VMIG1(c)	Richmond, TX, Higher Education Finance Corp., Student Housing Revenue, Bayou University of Houston, AMBAC-Insured, SPA-JPMorgan Chase, 3.510%, 12/7/06 (a)	6,750,000
8,990,000	A-1	San Antonio, TX, Electric & Gas Revenue, MSTC, Series 9005, PART, FSA-Insured, LIQ-Bear Sterns, 3.530%, 12/6/06 (a)(b)	8,990,000
13,000,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.480%, 12/7/06 (a)	13,000,000
3,000,000	A-1+	Texas State, PFA, TECP, 3.500% due 2/7/07	3,000,000
33,035,000	SP-1+	Texas State, TRAN, 4.500% due 8/31/07	33,260,340

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         27

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 15.2% (continued)
$15,000,000	F-1+(d)	Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Querencia Barton Creek, Series C, LOC-LaSalle Bank, 3.480%, 12/7/06 (a)	$15,000,000
27,850,000	VMIG1(c)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, Series B, LOC-Bank of America, 3.500%, 12/7/06 (a)	27,850,000
3,000,000	A-1+	University of North Texas Revenue, Series SGA 146, PART, FSA-Insured, LIQ-Societe Generale, 3.530%, 12/6/06 (a)(b)	3,000,000

		Total Texas	411,004,876

Utah — 2.1%
8,200,000	A-1+	Intermountain Power Agency, TECP, Series 2009E, AMBAC-Insured, LIQ-Morgan Stanley, 3.460% due 12/11/06	8,200,000
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
24,200,000	A-1+	Series B, 3.460%, 12/7/06 (a)	24,200,000
3,300,000	A-1+	Series D, 3.670%, 12/1/06 (a)	3,300,000
		Utah County, UT:
4,470,000	A-1+	Heritage Schools Project, Series A, LOC-US Bank, 3.550%, 12/7/06 (a)	4,470,000
10,100,000	A-1+	Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.500%, 12/7/06 (a)	10,100,000
5,900,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA-Westdeutsche Landesbank, 3.650%, 12/1/06 (a)	5,900,000

		Total Utah	56,170,000

Virginia — 0.9%
8,400,000	A-1+	Alexandria, VA, IDA, IDR, Institute for Defense Analyses, Series B, AMBAC-Insured, SPA-Wachovia Bank, 3.550%, 12/7/06 (a)	8,400,000
17,200,000	VMIG1(c)	Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America, 3.630%, 12/1/06 (a)	17,200,000

		Total Virginia	25,600,000

Washington — 1.7%
1,900,000	F-1+(d)	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 3.550%, 12/7/06 (a)	1,900,000
3,635,000	VMIG1(c)	Central Puget Sound, WA, Regional Transportation Authority, Series 360, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.520%, 12/7/06 (a)(b)	3,635,000
		Washington State Health Care Facilities Authority:
15,000,000	A-1+	Highline Medical Center, LOC-Bank of America, 3.500%, 12/7/06 (a)	15,000,000
14,700,000	VMIG1(c)	National Healthcare Research and Education Finance Corp., LOC-BNP Paribas, 3.500%, 12/6/06 (a)	14,700,000

See Notes to Financial Statements.

28         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Washington — 1.7% (continued)
$6,000,000	VMIG1(c)	Washington State Higher Education Facilities Authority Revenue, University of Puget Sound Project, Series B, LOC-Bank of America, 3.490%, 12/7/06 (a)	$6,000,000
		Washington State Housing Finance Commission:
1,900,000	A-1+	Overlake School Project, LOC-Wells Fargo Bank, 3.460%, 12/7/06 (a)	1,900,000
2,200,000	F-1+(d)	United Way of King County Project, LOC-Bank of America, 3.680%, 12/1/06 (a)	2,200,000

		Total Washington	45,335,000

Wisconsin — 1.0%
6,300,000	A-1+	Milwaukee County, WI, Milwaukee Public Museum, LOC-JPMorgan Chase, 3.550%, 12/6/06 (a)	6,300,000
2,000,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-Insured, LIQ-U.S. Bank, 3.500%, 12/6/06 (a)	2,000,000
7,665,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.530% due 1/2/07	7,665,000
		Wisconsin State HEFA:
7,965,000	A-1	Froedtert and Community Health, Series C, AMBAC-Insured, SPA-Morgan Stanley, 3.480%, 12/7/06 (a)	7,965,000
3,600,000	A-1+	Northland College, LOC-Wells Fargo Bank, 3.460%, 12/7/06 (a)	3,600,000

		Total Wisconsin	27,530,000

		TOTAL INVESTMENTS — 99.4% (Cost — $2,686,776,561#)	2,686,776,561
		Other Assets in Excess of Liabilities — 0.6%	14,963,057

		TOTAL NET ASSETS — 100.0%	$2,701,739,618

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Rating by Moody’s Investors Service.

(d)	Rating by Fitch Ratings Service.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 31 and 32 for definitions of ratings.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         29

Schedules of Investments (November 30, 2006) (unaudited) (continued)

Abbreviations used in this schedule:
AMBAC	— Ambac Assurance Corporation
COP	— Certificate of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SCSDE	— South Carolina School District Enhancement
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes

Summary of Investments by Industry* (unaudited)

Hospitals	24.2%
Education	17.0
General Obligation	17.0
Transportation	7.5
Industrial Development	6.8
Life Care Systems	4.7
Water & Sewer	4.1
Public Facilities	3.8
Utilities	2.3
Housing: Multi-Family	1.3
Pollution Control	1.3
Finance	1.0
Tax Allocation	0.5
Escrowed to Maturity	0.2
Miscellaneous	8.3

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2006 and are subject to change.

See Notes to Financial Statements.

30         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         31

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC

— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

32         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Statements of Assets and Liabilities (November 30, 2006) (unaudited)

	Cash Portfolio	Government Portfolio	Municipal Portfolio
ASSETS:
Investments, at amortized cost	$4,643,066,671	$856,255,235	$2,686,776,561
Repurchase agreements, at amortized cost	15,363,000	480,454,000	—
Cash	854	752	—
Interest receivable	42,904,101	2,042,550	15,726,182
Prepaid expenses	357,634	238,037	220,025

Total Assets	4,701,692,260	1,338,990,574	2,702,722,768

LIABILITIES:
Distributions payable	1,220,330	396,911	343,778
Investment management fee payable	789,951	190,154	445,623
Directors’ fees payable	29,674	6,875	19,984
Due to custodian	—	—	106,042
Payable for securities purchased	—	84,893,877	—
Accrued expenses	84,516	34,796	67,723

Total Liabilities	2,124,471	85,522,613	983,150

Total Net Assets	$4,699,567,789	$1,253,467,961	$2,701,739,618

NET ASSETS:
Par value (Note 3)	$46,996	$12,535	$27,015
Paid-in capital in excess of par value	4,699,570,838	1,253,464,485	2,701,704,474
Undistributed net investment income	23,650	5,098	—
Accumulated net realized gain (loss) on investments	(73,695)	(14,157)	8,129

Total Net Assets	$4,699,567,789	$1,253,467,961	$2,701,739,618

Shares Outstanding	4,699,617,834	1,253,477,020	2,701,535,757

Net Asset Value	$1.00	$1.00	$1.00

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         33

Statements of Operations (For the six months ended November 30, 2006) (unaudited)

	Cash Portfolio	Government Portfolio	Municipal Portfolio
INVESTMENT INCOME:
Interest	$116,376,877	$26,391,576	$45,429,660

EXPENSES:
Investment management fee (Note 2)	4,812,729	1,249,597	2,905,776
Registration fees	377,479	144,570	211,252
Directors’ fees	71,759	15,840	43,209
Proxy fees	67,474	15,244	42,226
Insurance	38,863	9,087	27,628
Shareholder reports	17,730	4,290	13,687
Transfer agent fees	17,683	15,253	16,227
Audit and tax	16,503	11,291	12,687
Custody fees	14,223	2,530	7,617
Legal fees	5,371	9,290	10,995
Miscellaneous expenses	9,147	20,419	4,801

Total Expenses	5,448,961	1,497,411	3,296,105
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(252,368)	(316,535)	(327,806)

Net Expenses	5,196,593	1,180,876	2,968,299

Net Investment Income	111,180,284	25,210,700	42,461,361

Net Realized Gain (Loss) on Investment Transactions	(66,474)	(983)	14,571

Increase in Net Assets From Operations	$111,113,810	$25,209,717	$42,475,932

See Notes to Financial Statements.

34         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended November 30, 2006 (unaudited) and the year ended May 31, 2006

Cash Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$111,180,284	$155,694,787
Net realized gain (loss)	(66,474)	857

Increase in Net Assets From Operations	111,113,810	155,695,644

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(111,235,213)	(155,686,709)
Net realized gains	—	(8,078)

Decrease in Net Assets From Distributions to Shareholders	(111,235,213)	(155,694,787)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	6,886,269,324	13,887,572,529
Reinvestment of distributions	101,582,129	142,587,029
Cost of shares repurchased	(6,903,828,225)	(12,616,682,743)

Increase in Net Assets From Fund Share Transactions	84,023,228	1,413,476,815

Increase in Net Assets	83,901,825	1,413,477,672
NET ASSETS:
Beginning of period	4,615,665,964	3,202,188,292

End of period*	$4,699,567,789	$4,615,665,964

* Includes undistributed net investment income of:	$23,650	$78,579

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         35

Statements of Changes in Net Assets (continued)

For the six months ended November 30, 2006 (unaudited) and the year ended May 31, 2006

Government Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$25,210,700	$25,069,218
Net realized loss	(983)	(6,127)

Increase in Net Assets From Operations	25,209,717	25,063,091

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(25,222,216)	(25,069,218)

Decrease in Net Assets From Distributions to Shareholders	(25,222,216)	(25,069,218)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	1,588,507,784	2,806,269,250
Reinvestment of distributions	22,979,360	23,543,164
Cost of shares repurchased	(1,077,759,596)	(3,067,569,859)

Increase (Decrease) in Net Assets From Fund Share Transactions	533,727,548	(237,757,445)

Increase (Decrease) in Net Assets	533,715,049	(237,763,572)
NET ASSETS:
Beginning of period	719,752,912	957,516,484

End of period*	$1,253,467,961	$719,752,912

* Includes undistributed net investment income of:	$5,098	$16,614

See Notes to Financial Statements.

36         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended November 30, 2006 (unaudited) and the year ended May 31, 2006

Municipal Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$42,461,361	$62,482,089
Net realized gain (loss)	14,571	(6,442)

Increase in Net Assets From Operations	42,475,932	62,475,647

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(42,461,361)	(62,482,089)
Net realized gains	—	(60,738)

Decrease in Net Assets From Distributions to Shareholders	(42,461,361)	(62,542,827)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	3,073,248,217	8,501,215,686
Reinvestment of distributions	39,181,232	57,466,786
Cost of shares repurchased	(2,968,184,030)	(8,085,952,241)

Increase in Net Assets From Fund Share Transactions	144,245,419	472,730,231

Increase in Net Assets	144,259,990	472,663,051
NET ASSETS:
Beginning of period	2,557,479,628	2,084,816,577

End of period	$2,701,739,618	$2,557,479,628

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         37

Financial Highlights

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares

Cash Portfolio	2006(1)		2006		2005		2004		2003		2002
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.025		0.039		0.019		0.009		0.014		0.026
Net realized gain (loss)(2)	(0.000)		0.000		0.000		0.000		0.000		0.000

Total Income From Operations	0.025		0.039		0.019		0.009		0.014		0.026

Less Distributions From:
Net investment income	(0.025)		(0.039)		(0.019)		(0.009)		(0.014)		(0.026)
Net realized gains	—		(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)

Total Distributions	(0.025)		(0.039)		(0.019)		(0.009)		(0.014)		(0.026)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(3)	2.54%		3.96%		1.90%		0.91%		1.42%		2.59%

Net Assets, End of Period (millions)	$4,700		$4,616		$3,202		$3,495		$3,969		$3,593

Ratios to Average Net Assets:
Gross expenses	0.25	%(4)	0.26%		0.30%		0.30%		0.29%		0.31%
Net expenses(5)(6)	0.23	(4)	0.22		0.22		0.23		0.23		0.23
Net investment income	5.01	(4)	3.96		1.87		0.91		1.40		2.53

(1)	For the six months ended November 30, 2006 (unaudited).

(2)	Amount represents lass than $0.001 per share.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses of Class A shares will not exceed 0.23%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

38         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares

Government Portfolio	2006(1)		2006	2005	2004(2)		2003		2002
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.025		0.038	0.018	0.009		0.013		0.024
Net realized gain (loss)(3)	(0.000)		0.000	0.000	0.000		0.000		0.000

Total Income From Operations	0.025		0.038	0.018	0.009		0.013		0.024

Less Distributions From:
Net investment income	(0.025)		(0.038)	(0.018)	(0.009)		(0.013)		(0.024)
Net realized gains	—		—	—	(0.000	)(3)	(0.000	)(3)	(0.000	)(3)

Total Distributions	(0.025)		(0.038)	(0.018)	(0.009)		(0.013)		(0.024)

Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000		$1.000		$1.000

Total Return(4)	2.53%		3.85%	1.83%	0.86%		1.31%		2.42%

Net Assets, End of Period (millions)	$1,253		$720	$958	$1,184		$627		$564

Ratios to Average Net Assets:
Gross expenses	0.30	%(5)	0.32%	0.32%	0.32%		0.35%		0.32%
Net expenses(6)(7)	0.23	(5)	0.22	0.23	0.23		0.23		0.23
Net investment income	5.00	(5)	3.77	1.66	0.86		1.30		2.18

(1)	For the six months ended November 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.001 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of Class A shares will not exceed 0.23%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         39

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year ended May 31, unless otherwise noted:

	Class A Shares

Municipal Portfolio	2006(1)		2006		2005		2004	2003	2002
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Income From Operations:
Net investment income	0.017		0.027		0.015		0.008	0.012	0.019
Net realized gain (loss)(2)	0.000		(0.000)		0.000		(0.000)	0.000	0.000

Total Income From Operations	0.017		0.027		0.015		0.008	0.012	0.019

Less Distributions From:
Net investment income	(0.017)		(0.027)		(0.015)		(0.008)	(0.012)	(0.019)
Net realized gains	—		(0.000	)(2)	(0.000	)(2)	—	—	—

Total Distributions	(0.017)		(0.027)		(0.015)		(0.008)	(0.012)	(0.019)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return(3)	1.70%		2.69%		1.50%		0.81%	1.18%	1.86%

Net Assets, End of Period (millions)	$2,702		$2,557		$2,085		$1,884	$1,932	$1,434

Ratios to Average Net Assets:
Gross expenses	0.26	%(4)	0.27%		0.31%		0.30%	0.32%	0.32%
Net expenses(5)(6)	0.23	(4)	0.22		0.23		0.23	0.23	0.23
Net investment income	3.36	(4)	2.68		1.51		0.81	1.16	1.76

(1)	For the six months ended November 30, 2006 (unaudited).

(2)	Amount represents less than $0.001 per share.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets, other than interest, brokerage, taxes and extraordinary expenses, of Class A shares will not exceed 0.23%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

40         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The Cash Portfolio, Government Portfolio and Municipal Portfolio (the “Funds”) are separate diversified investment series of the Smith Barney Institutional Cash Management Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         41

Notes to Financial Statements (unaudited) (continued)

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Funds. Under the investment management agreements, each Fund paid an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150

Effective August 1, 2006, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) became the Funds’ investment manager and Western Asset Management Company (“Western Asset”) became the Funds’ subadviser. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA has delegated to Western Asset the day-to-day portfolio management of the Funds. The Funds’ investment management fee remains unchanged. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

During the six months ended November 30, 2006, the Funds had voluntary expense limitations in place of 0.23% for each Fund.

During the six months ended November 30, 2006, SBFM and LMPFA waived a portion of their investment management fees in the amount of $250,409, $316,181 and $326,610 for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively.

In addition, during the six months ended November 30, 2006, the Funds were reimbursed for expenses in the amounts of $1,959, $354, and $1,196 for Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.

Certain officers and one Director of the Company are employees of Legg Mason or its affiliates and do not receive compensation from the Company.

42         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Capital Shares

At November 30, 2006, the Company had 75 billion shares of capital stock authorized with a par value of $0.00001 per share. The Company has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended November 30, 2006	Year Ended May 31, 2006
Cash Portfolio
Shares sold	6,886,269,324	13,887,572,529
Shares issued on reinvestment	101,582,129	142,587,029
Shares repurchased	(6,903,828,225)	(12,616,682,743)

Net Increase	84,023,228	1,413,476,815

Government Portfolio
Shares sold	1,588,507,784	2,806,269,250
Shares issued on reinvestment	22,979,360	23,543,164
Shares repurchased	(1,077,759,596)	(3,067,569,859)

Net Increase (Decrease)	533,727,548	(237,757,445)

Municipal Portfolio
Shares sold	3,073,248,217	8,501,215,686
Shares issued on reinvestment	39,181,232	57,466,786
Shares repurchased	(2,968,184,030)	(8,085,952,241)

Net Increase	144,245,419	472,730,231

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of distributions declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4.	Capital Loss Carryforward

As of May 31, 2006, Government Portfolio and Municipal Portfolio had, for federal income tax purposes, a net capital loss carryforward of $4,631, which expires in 2013, and $6,442, which expires in 2014, respectively. These amounts will be available to offset any future taxable capital gains.

5.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         43

Notes to Financial Statements (unaudited) (continued)

when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order.

On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the Funds’ manager does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

44         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Funds’ investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including Smith Barney Institutional Cash Management Fund Inc.) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         45

Notes to Financial Statements (unaudited) (continued)

against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). Cash Portfolio, Government Portfolio and Municipal Portfolio were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

7.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Funds’ manager believes that this matter is not likely to have a material adverse effect on the Funds.

8.	Additional Shareholder Information

Shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These matters generally are expected to be implemented during the first half of 2007.

9.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive

46         Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds will be June 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds has determined that adopting FIN 48 will not have a material impact on the Funds’ financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Smith Barney Institutional Cash Management Fund Inc. 2006 Semi-Annual Report         47

Board Approval of Management and Subadvisory Agreements (unaudited)

At a meeting held in person on June 29, 2006, each Fund’s Board, including a majority of the Board members who are not “interested persons” of the Funds or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between each Fund and the Manager. Each Fund’s Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and Western Asset Management Company (the “Subadviser”) (the “New Subadvisory Agreement”). The New Management Agreement and the New Subadvisory Agreement replaced each Fund’s prior management agreement with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s, the prior manager’s and the Subadviser’s parent organization, Legg Mason. In approving the New Management Agreement and New Subadvisory Agreement for each Fund, the Board, including the Independent Board Members, considered the factors discussed below, among other things.

Each Fund’s Board noted that the Manager will provide administrative and certain oversight services to each Fund, and that the Manager will delegate to the Subadviser the day-to-day portfolio management of each Fund. The Board members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of each Fund. The Board members noted that the portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and after these changes.

The Board members received and considered information regarding the nature, extent and quality of services expected to be provided to each Fund by the Manager under the New Management Agreement and by the Subadviser under the New Subadvisory Agreement. The Board members’ evaluation of the services expected to be provided by the Manager and the Subadviser took into account the Board members’ knowledge and familiarity gained as Fund Board members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadviser and the qualifications, backgrounds and responsibilities of their senior personnel. The Board members further considered the financial resources available to the Manager, the Subadviser and Legg Mason. The Board members concluded that, overall, the nature, extent and quality of services expected to be provided under the New Management Agreement and the New Subadvisory Agreement were acceptable.

The Board members also received and considered performance information for each Fund as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of

48         Smith Barney Institutional Cash Management Fund Inc.

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

investment company data. The Board members were provided with a description of the methodology Lipper used to determine the similarity of each Fund to the funds included in the Performance Universe. The Board members noted that they had received and discussed with management, at periodic intervals, information comparing each Fund’s performance against, among other things, its benchmark. Based on the Board members’ review, which included careful consideration of the factors noted above, the Board members concluded that the performance of each Fund under the circumstances, supported approval of the New Management Agreement and New Subadvisory Agreement.

The Board members reviewed and considered the management fee that would be payable by each Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board members received and considered information comparing each Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadviser in light of the nature, extent and quality of the management services expected to be provided by the Subadviser. The Board members noted that the Manager, and not the Funds, will pay the subadvisory fee to the Subadviser. The Board members determined that each Fund’s management fee and each Fund’s subadvisory fee were reasonable in light of the nature, extent and quality of the services expected to be provided to such Fund under the New Management Agreement and the New Subadvisory Agreement.

The Board members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to each Fund, including information with respect to the allocation methodologies used in preparing the profitability data. The Board members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro-forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Fund and other factors considered, they determined that the management fee was reasonable. The Board members noted that they expect to receive profitability information on an annual basis.

In their deliberations, the Board members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of each Fund’s prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of the New Management Agreement and the New Subadvisory Agreement.

Smith Barney Institutional Cash Management Fund Inc.         49

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)

The Board members considered Legg Mason’s advice and the advice of its counsel that the New Management Agreement and the New Subadvisory Agreement for each Fund were being entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board members further noted that the terms and conditions of the New Management Agreement are substantially identical to those of each Fund’s previous management agreement except for the identity of the Manager, and that the initial term of the New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under the prior management agreement.

In light of all of the foregoing, the Board, including the Independent Board Members, approved the New Management Agreement and the New Subadvisory Agreement for each Fund. No single factor reviewed by the Board members was identified as the principal factor in determining whether to approve the New Management Agreement and the New Subadvisory Agreement for each Fund. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of each Fund’s New Management Agreement and New Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present.

50         Smith Barney Institutional Cash Management Fund Inc.

Additional Shareholder Information (unaudited)

Results of Special Meeting of Shareholders

On January 12, 2007, a Special Meeting of Shareholders was held to vote on the following proposal recently approved by the Funds’ Board Members. The following tables provide the number of votes cast for and against, as well as the number of abstentions as to the following proposal: Revise Fundamental Investment Policies.

Proposal: Revise Fundamental Investment Policies.

Items Voted On	Votes For	Votes Against	Abstentions
Cash Portfolio
Borrowing Money	2,323,433,315.580	74,462,815.770	20,478,881.910
Underwriting	2,324,609,020.590	73,287,110.760	20,478,881.910
Lending	2,324,385,956.040	73,517,726.070	20,471,331.150
Issuing Senior Securities	2,324,406,407.380	72,820,323.490	21,148,282.390
Real Estate	2,325,684,861.420	72,218,820.690	20,471,331.150
Commodities	2,323,508,764.020	74,394,918.090	20,471,331.150
Concentration	2,329,422,861.240	68,480,820.870	20,471,331.150
Diversification	2,325,214,746.070	72,190,182.270	20,970,084.920
Non-Fundamental	2,297,779,940.770	99,624,987.570	20,970,084.920
Investment Companies	2,327,181,444.210	70,722,237.900	20,471,331.150

Items Voted On	Votes For	Votes Against	Abstentions
Municipal Portfolio
Borrowing Money	1,206,013,228.350	26,234,259.290	11,064,558.970
Underwriting	1,209,998,393.350	22,249,094.290	11,064,558.970
Lending	1,202,387,570.600	29,935,860.090	10,988,615.920
Issuing Senior Securities	1,200,797,697.990	31,525,732.700	10,988,615.920
Real Estate	1,197,172,040.240	35,151,390.450	10,988,615.920
Commodities	1,200,790,022.180	31,533,408.510	10,988,615.920
Concentration	1,205,758,806.040	26,564,624.650	10,988,615.920
Diversification	1,201,690,022.180	30,633,408.510	10,988,615.920
Non-Fundamental	1,153,335,595.080	78,987,834.610	10,988,616.920
Investment Companies	1,202,389,397.420	29,934,033.270	10,988,615.920

Smith Barney Institutional Cash Management Fund Inc.         51

Smith Barney Institutional Cash Management Fund Inc.

DIRECTORS Paul R. Ades Dwight B. Crane R. Jay Gerken, CFA Chairman Frank G. Hubbard Jerome H. Miller Ken Miller

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

Western Asset
Management Company

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor
Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund Inc., and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD02673 12/06	SR06-229

Smith Barney Institutional Cash Management Fund Inc.

Cash Portfolio

Government Portfolio

Municipal Portfolio

The Funds are separate series of Smith Barney Institutional Cash Management Fund Inc., a Maryland corporation.

SMITH BARNEY INSTITUTIONAL CASH MANAGEMENT FUND INC.

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Shareholder Services at 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1)	Not applicable.

Exhibit 99.CODEETH

(a) (2)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto

Exhibit 99.CERT

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Institutional Cash Management Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund Inc.

Date: February 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund Inc.

Date: February 7, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Smith Barney Institutional Cash Management Fund Inc.

Date: February 7, 2007